Leases - Schedule of Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Represented by:
Current liabilities	$ 101,677	$ 89,438
Non-current liabilities	229,914	170,724
Total liabilities	$ 331,591	$ 260,162	$ 149,903